Document and Entity Information	Sep. 01, 2021
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2021
Entity Registrant Name	South Jersey Industries, Inc.
Entity Incorporation, State or Country Code	NJ
Entity File Number	001-06364
Entity Tax Identification Number	22-1901645
Entity Address, Address Line One	1 South Jersey Plaza
Entity Address, City or Town	Folsom
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08037
City Area Code	609
Local Phone Number	561-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000091928
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock – $1.25 par value per share
Trading Symbol	SJI
Security Exchange Name	NYSE
5.625% Junior Subordinated Notes due 2079 [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.625% Junior Subordinated Notes due 2079
Trading Symbol	SJIJ
Security Exchange Name	NYSE
Corporate Units [Member]
Entity Information [Line Items]
Title of 12(b) Security	Corporate Units
Trading Symbol	SJIV
Security Exchange Name	NYSE
SOUTH JERSEY GAS Co [Member]
Entity Information [Line Items]
Entity Registrant Name	South Jersey Gas Company
Entity Incorporation, State or Country Code	NJ
Entity File Number	000-22211
Entity Tax Identification Number	21-0398330
Entity Address, Address Line One	1 South Jersey Plaza
Entity Address, City or Town	Folsom
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08037
City Area Code	609
Local Phone Number	561-9000
Entity Emerging Growth Company	false
Entity Central Index Key	0001035216